Common Stock and Stock-Based Awards - Summary of Estimated Fair Value of Employee Stock Options (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employees Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.64%	1.67%
Expected term (in years)	6 years	6 years
Expected volatility	107.20%	104.00%
Expected dividend yield	0.00%	0.00%
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	5.01%	2.11%
Expected term (in years)	6 months	6 months
Expected volatility	79.10%	99.00%
Expected dividend yield	0.00%	0.00%